Accrued Expenses and Other Current and Non-Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued insurance	$ 6,785	$ 8,020
Accrued insurance, noncurrent	1,728	3,011
Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Deferred	$ 2,309	$ 2,109